PURISIMA FUNDS

                       Supplement dated December 22, 2000
             to the Purisima Funds Prospectus dated December 7, 1999

THE FOLLOWING PARAGRAPHS ARE ADDED TO THE PURISIMA FUNDS PROSPECTUS:

THIS WILL REPLACE THE LAST BULLET ON PAGE 3 IN THE SECTION TITLED "MAIN INVESTMENT STRATEGIES"

* DEFENSIVE STRATEGY FOR ALL THREE FUNDS: If the Adviser anticipates the potential for poor prospects in the U.S. and/or foreign stock markets, the Funds may adopt a defensive strategy by investing substantially in fixed-income securities, or money market instruments, or employing index put option and other derivative hedging techniques, to include short selling. The Funds may sell securities short in an amount up to 40% of net assets.

THIS WILL BE THE LAST BULLET ON PAGE 4 IN THE SECTION TITLED "PRINCIPAL INVESTMENT RISKS":

* RISKS OF SHORT SELLING FOR ALL THREE FUNDS: Selling short is selling a security that the Fund does not own. The Fund borrows a security from a broker, then immediately sells it. Later, the Fund repurchases the security and delivers it to the broker as repayment for the borrowed shares. There is the risk that the price of the stock will go up between the time the Fund borrowed and repurchased the stock, which would result in the Fund losing money.

THIS WILL BE THE LAST PARAGRAPH ON PAGE 12 IN THE SECTION TITLED "OTHER IMPORTANT RISK DISCLOSURES":

* SHORT SALE RISK: The Funds' short positions represent stocks that the Fund has borrowed from their owners, and then sold to other investors. The Fund remains obligated to return the borrowed stocks to their owners. To do this, the Fund will have to purchase the borrowed stocks back at some point in the future and pay whatever the market price for those stocks may then be. If the price of those stocks has gone up since the time the Fund borrowed the stocks and sold them, the Fund will lose money on the investment. Although the Fund's gain is limited to the amount for which it sold the borrowed security, its potential loss is unlimited. A mutual fund that engages in short selling is more risky than other mutual funds.

THE FOLLOWING TABLE REPLACES THE ONE FOUND ON PAGE 6:

                                FEES AND EXPENSES
SHAREHOLDER FEES1
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                       Pure             Pure
                                                  Total Return        American         Foreign
                                                     Fund              Fund             Fund
                                                     ----              ----             ----
Maximum sales charge (load) imposed on
purchases (AS A PERCENTAGE OF OFFERING PRICE)        None              None             None

Maximum deferred sales charge (load)
(AS A PERCENTAGE OF THE LOWER OF ORIGINAL
PURCHASE PRICE OR REDEMPTION PROCEEDS)               None              None             None


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                                       Pure             Pure
                                                  Total Return        American         Foreign
                                                     Fund              Fund             Fund
                                                     ----              ----             ----

Management Fees                                      1.00%             1.50%(3)         1.50%(3)
Distribution 12b-1 Fees                              0.25%(2)          None             None
Other Expenses                                       0.37%             None             None
                                                    -----             -----            -----
Total Annual Fund
    Operating Expenses                               1.62%             1.50%            1.50%
                                                    -----             -----            -----
Fee Reduction and/or
     Expense Reimbursement                          (0.12%)            None             None
                                                    -----             -----            -----

Net Expenses                                         1.50%(4)          1.50%            1.50%
                                                    -----             -----            -----

1.   A fee of $12.00 is charged for each wire redemption.
2. THE TOTAL RETURN FUND'S DISTRIBUTOR IS CURRENTLY VOLUNTARILY WAIVING THE ENTIRE 12B-1 FEE. This waiver may be discontinued at any time.
3. The Management Fee for the Pure American and Pure Foreign Funds compensates the Manager for advisory services and other ordinary operating expenses of the Funds, for which the Adviser is responsible. CURRENTLY, THE ADVISER IS VOLUNTARILY REDUCING THE MANAGEMENT FEE TO 1.00%. This voluntary reduction may be discontinued at any time.
4. The Adviser is contractually obligated to limit the Total Return Fund's expenses to 1.50%. The contract has a rolling 10-year term. CURRENTLY, THE ADVISER IS VOLUNTARILY LIMITING THE TOTAL RETURN FUND'S EXPENSES EVEN FURTHER, TO 1.00%. This voluntary reduction may be discontinued at any time.

                                 PURISIMA FUNDS

                       Supplement dated December 22, 2000
            to the Purisima Funds Statement of Additional Information
                             dated December 7, 1999

THE FOLLOWING  PARAGRAPH IS, EFFECTIVE  IMMEDIATELY,  PART OF THE PURISIMA FUNDS
STATEMENT OF ADDITIONAL INFORMATION AS THE LAST PARAGRAPH ON PAGE 12 IN THE SECTION TITLED "ADDITIONAL INVESTMENT INFORMATION":

SHORT SALES. The Funds may seek to realize additional gains through short sales. Short sales are transactions in which the Fund sells a security that it does not own, in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the market at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund may also be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Trust's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund will also incur transaction costs in effecting short sales.

     The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of loss increased, by the amount of the premium, dividends, interest, or expense the Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund. There can be no assurance that the Fund will be able to close out the position at any particular time or at any acceptable price.

         The staff of the Securities and Exchange Commission is of the opinion that a short sale involves the creation of a senior security and is, therefore, subject to the limitations of Section 18 of the Investment Company Act of 1940, as amended (the "1940 Act"). The staff has taken the position that in order to comply with the provisions of Section 18, the Fund must put in a segregated account (not with the broker) an amount of cash or securities equal to the difference between: (a) the market value of the securities sold short, and (b) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short.